Leases - Summary of Right-of-use Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Leases
Opening carrying amount	¥ 14,026		¥ 17,030
Arising from business combination			5,018
Additions	4,025		4,516
Depreciation charge	(6,136)		(8,160)	¥ (9,219)
Disposals	(3,950)		(4,378)
Disposal of subsidiaries	(3,161)
Closing carrying amount	4,804	$ 658	14,026	17,030
Carrying amount	4,804		14,026	17,030
Gross carrying amount [member]
Leases
Cost	24,172		45,700
Accumulated depreciation and amortisation [member]
Leases
Accumulated depreciation	(19,368)		(31,674)
Office building
Leases
Opening carrying amount	12,231		12,558
Arising from business combination			5,018
Additions			3,725
Depreciation charge	(4,870)		(5,532)	(4,386)
Disposals	(3,950)		(3,538)
Disposal of subsidiaries	(3,161)
Closing carrying amount	250		12,231	12,558
Carrying amount	250		12,231	12,558
Office building | Gross carrying amount [member]
Leases
Cost	9,368		34,921
Office building | Accumulated depreciation and amortisation [member]
Leases
Accumulated depreciation	(9,118)		(22,690)
Charging Stations
Leases
Opening carrying amount	1,795		4,472
Additions	4,025		791
Depreciation charge	(1,266)		(2,628)	(4,833)
Disposals			(840)
Closing carrying amount	4,554		1,795	4,472
Carrying amount	4,554		1,795	¥ 4,472
Charging Stations | Gross carrying amount [member]
Leases
Cost	14,804		10,779
Charging Stations | Accumulated depreciation and amortisation [member]
Leases
Accumulated depreciation	¥ (10,250)		¥ (8,984)